Segmented information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	5
Total revenue	$ 164,645	$ 121,776
Total expenses	119,455	87,114
Income (loss) before income taxes	45,190	34,662
Adjusted base EBITDA	64,073	44,166
Reportable segments | Exchange listed products
Disclosure of operating segments [line items]
Total revenue	62,983	37,680
Total expenses	20,641	9,151
Income (loss) before income taxes	42,342	28,529
Adjusted base EBITDA	46,449	30,563
Reportable segments | Managed equities
Disclosure of operating segments [line items]
Total revenue	24,613	41,354
Total expenses	21,037	22,686
Income (loss) before income taxes	3,576	18,668
Adjusted base EBITDA	11,387	10,762
Reportable segments | Lending
Disclosure of operating segments [line items]
Total revenue	25,729	15,509
Total expenses	18,002	8,469
Income (loss) before income taxes	7,727	7,040
Adjusted base EBITDA	8,921	7,272
Reportable segments | Brokerage
Disclosure of operating segments [line items]
Total revenue	43,963	30,683
Total expenses	33,159	23,454
Income (loss) before income taxes	10,804	7,229
Adjusted base EBITDA	12,596	8,052
Reportable segments | Corporate
Disclosure of operating segments [line items]
Total revenue	2,698	(7,214)
Total expenses	21,250	18,566
Income (loss) before income taxes	(18,552)	(25,780)
Adjusted base EBITDA	(16,071)	(13,722)
Consolidation, elimination and all other segments
Disclosure of operating segments [line items]
Total revenue	4,659	3,764
Total expenses	5,366	4,788
Income (loss) before income taxes	(707)	(1,024)
Adjusted base EBITDA	$ 791	$ 1,239